Note 6 - Employment and Consulting Ageements: (Details Narrative) (USD $)	Dec. 31, 2010	Oct. 08, 2010	Mar. 12, 2010
Notes to Financial Statements
CEO employment contract monthly salary			$ 6,500
CEO employment contract period (in months)			36 months
Payment owed on consulting agreement			100,000
Payment paid on consulting agreement	100,000
Shares to be issued on consulting agreement			100,000
Shares issued on consulting agreement	100,000
Initial payment on consulting agreement			40,000
Subsequent monthly installments on consulting agreement			10,000
Months of installments due			6 months
Renewed consultancy agreement period (in months)		24 months
Renewed consultancy agreement payment due per month		$ 5,000
Renewed consultancy agreement biannual stock grant		250,000